Total revenue and income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue and income [Abstract]
Gross Revenue From Transaction Activities And Other Services	R$ 7,574,728	R$ 5,059,464	R$ 3,862,627
Gross revenue from sales	0	0	243,728
Gross financial income	3,587,823	2,193,961	2,054,430
Other financial income	149,491	128,595	126,404
Total gross revenue and income	11,312,042	7,382,020	6,287,189
Deductions from gross revenue from transactions activities and other services	(789,922)	(550,744)	(486,559)
Deductions from gross revenue from sales	0	0	(69,502)
Deduction from gross financial income	(73,398)	(16,603)	(23,919)
Total deductions from gross revenue and income	(863,320)	(567,347)	(579,980)
Total revenue and income	R$ 10,448,722	R$ 6,814,673	R$ 5,707,209